UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

1010 Grand Boulevard
Kansas City, MO 64106

  (Address of principal executive offices)

Scout Investment Advisors, Inc.
1010 Grand Boulevard
Kansas City, MO 64106

 (Name and address of agent for service)

Registrant's telephone number, including area code: (816) 860-7494

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1.  Schedule of Investments

SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — 98.3%
CONSUMER DISCRETIONARY — 10.8%
Genuine Parts Co.	60,000	$2,675,400
Marriott International, Inc. - Class A	72,000	2,579,760
TJX Cos., Inc.	25,000	1,115,750
VF Corp.	34,000	2,754,680
Walt Disney Co.	80,000	2,648,800
		11,774,390
CONSUMER STAPLES — 11.4%
Colgate-Palmolive Co.	20,000	1,537,200
JM Smucker Co.	33,000	1,997,490
McCormick & Co., Inc.	70,000	2,942,800
PepsiCo, Inc.	40,000	2,657,600
Philip Morris International, Inc.	60,000	3,361,200
		12,496,290
ENERGY — 11.7%
Apache Corp.	30,000	2,932,800
Chevron Corp.	28,000	2,269,400
Murphy Oil Corp.	35,000	2,167,200
National Oilwell Varco, Inc.	61,000	2,712,670
Occidental Petroleum Corp.	35,000	2,740,500
		12,822,570
FINANCIALS — 14.9%
Berkshire Hathaway, Inc. - Class B*	24,000	1,984,320
Chubb Corp.	50,000	2,849,500
Discover Financial Services	130,000	2,168,400
Fifth Third Bancorp	200,000	2,406,000
Franklin Resources, Inc.	24,000	2,565,600
Progressive Corp.	100,000	2,087,000
Toronto-Dominion Bank	30,000	2,167,800
		16,228,620
HEALTH CARE — 11.4%
Allergan, Inc.	32,000	2,128,960
Baxter International, Inc.	40,000	1,908,400
Bristol-Myers Squibb Co.	45,000	1,219,950
UnitedHealth Group, Inc.	80,000	2,808,800
Waters Corp.*	30,000	2,123,400
Zimmer Holdings, Inc.*	42,000	2,197,860
		12,387,370
INDUSTRIALS — 12.5%
3M Co.	24,000	2,081,040
Boeing Co.	25,000	1,663,500
Danaher Corp.	68,000	2,761,480
Deere & Co.	25,000	1,744,500
General Electric Co.	100,000	1,625,000
Union Pacific Corp.	20,000	1,636,000
United Technologies Corp.	30,000	2,136,900
		13,648,420
INFORMATION TECHNOLOGY — 16.9%
Apple, Inc.*	9,000	2,553,750
Broadcom Corp. - Class A	70,000	2,477,300
Cisco Systems, Inc.*	100,000	2,190,000
Google, Inc. - Class A*	4,000	2,103,160
Juniper Networks, Inc.*	60,000	1,821,000
Microsoft Corp.	110,000	2,693,900
Oracle Corp.	100,000	2,685,000
Telefonaktiebolaget LM Ericsson [1]	170,000	1,864,900
		18,389,010
MATERIALS — 2.5%
Praxair, Inc.	30,000	2,707,800

TELECOMMUNICATION SERVICES — 1.9%
Verizon Communications, Inc.	65,000	2,118,350

UTILITIES — 4.3%
Dominion Resources, Inc.	60,000	2,619,600
Duke Energy Corp.	115,000	2,036,650
		4,656,250
TOTAL COMMON STOCKS (Cost $95,206,366) — 98.3%		107,229,070

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
U.S. GOVERNMENT AND AGENCIES
Federal Home Loan Bank 0.010%, 10/01/10	$1,617,000	1,617,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,617,000) — 1.5%		1,617,000

TOTAL INVESTMENTS (Cost $96,823,366) — 99.8%		108,846,070

Other assets less liabilities — 0.2%		214,573

TOTAL NET ASSETS — 100.0%		$109,060,643
(equivalent to $11.68 per share; unlimited shares of $1.00 par value capital shares authorized; 9,333,758 shares outstanding)

* Non-income producing security
[1] ADR - American Depositary Receipt
See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — 96.0%
CONSUMER DISCRETIONARY — 24.2%
AutoZone, Inc.*	17,400	$3,983,034
CBS Corp. - Class B	168,800	2,677,168
Columbia Sportswear Co.	60,925	3,560,457
DeVry, Inc.	79,550	3,914,656
Dollar Tree, Inc.*	45,900	2,238,084
Harley-Davidson, Inc.	85,000	2,417,400
Limited Brands, Inc.	150,025	4,017,669
Macy's, Inc.	171,850	3,968,016
NVR, Inc.*	4,290	2,777,904
Omnicom Group, Inc.	48,225	1,903,923
priceline.com, Inc.*	30,315	10,559,927
Tempur-Pedic International, Inc.*	158,125	4,901,875
		46,920,113
CONSUMER STAPLES — 9.8%
Hansen Natural Corp.*	30,925	1,441,724
Herbalife Ltd.	188,500	11,375,975
Nu Skin Enterprises, Inc. - Class A	217,200	6,255,360
		19,073,059
ENERGY — 11.3%
Cimarex Energy Co.	46,275	3,062,479
Concho Resources, Inc.*	84,000	5,558,280
Forest Oil Corp.*	33,900	1,006,830
McDermott International, Inc.*	58,475	864,261
Murphy Oil Corp.	98,125	6,075,900
National Oilwell Varco, Inc.	74,700	3,321,909
Plains Exploration & Production Co.*	38,650	1,030,795
SM Energy, Co.	25,725	963,659
		21,884,113
FINANCIALS — 12.9%
Affiliated Managers Group, Inc.*	113,150	8,826,832
Annaly Capital Management, Inc. REIT	136,675	2,405,480
Axis Capital Holdings Ltd.	66,750	2,198,745
Fifth Third Bancorp	382,975	4,607,189
Host Hotels & Resorts, Inc. REIT	116,275	1,683,662
National Retail Properties, Inc. REIT	160,600	4,032,666
Progressive Corp.	59,575	1,243,330
		24,997,904
HEALTH CARE — 5.6%
AmerisourceBergen Corp.	89,942	2,757,622
Coventry Health Care, Inc.*	116,925	2,517,395
Hospira, Inc.*	33,725	1,922,662
Humana, Inc.*	72,825	3,658,728
		10,856,407
INDUSTRIALS — 7.2%
Avery Dennison Corp.	92,125	3,419,680
L-3 Communications Holdings, Inc.	39,200	2,832,984
Lincoln Electric Holdings, Inc.	36,000	2,081,520
Spirit Aerosystems Holdings, Inc. - Class A*	56,550	1,127,042
Terex Corp.*	86,200	1,975,704
Trinity Industries, Inc.	109,771	2,444,600
		13,881,530
INFORMATION TECHNOLOGY — 11.8%
Avnet, Inc.*	179,975	4,861,124
Check Point Software Technologies*	84,075	3,104,890
Computer Sciences Corp.	53,525	2,462,150
Diebold, Inc.	47,813	1,486,506
Lam Research Corp.*	46,375	1,940,794
Skyworks Solutions, Inc.*	345,275	7,140,287
Teradata Corp.*	46,150	1,779,544
		22,775,295
MATERIALS — 9.8%
Agnico-Eagle Mines Ltd.	64,710	4,596,351
Allegheny Technologies, Inc.	103,615	4,812,917
CF Industries Holdings, Inc.	42,227	4,032,679
Lubrizol Corp.	22,425	2,376,377
Walter Industries, Inc.	38,600	3,137,794
		18,956,118
TELECOMMUNICATION SERVICES — 1.2%
Millicom International Cellular S.A.	24,000	2,302,800

UTILITIES — 2.2%
Westar Energy, Inc.	77,950	1,888,729
Xcel Energy, Inc.	101,050	2,321,118
		4,209,847

TOTAL COMMON STOCKS (Cost $166,169,078) — 96.0%		185,857,186

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
U.S. GOVERNMENT AND AGENCIES
Federal Home Loan Bank 0.010%, 10/01/10	$2,952,000	2,952,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,952,000) — 1.5%		2,952,000

TOTAL INVESTMENTS (Cost $169,121,078) — 97.5%		188,809,186

Other assets less liabilities — 2.5%		4,761,500

TOTAL NET ASSETS — 100.0%		$193,570,686
(equivalent to $11.97 per share; unlimited shares of $1.00 par value capital shares authorized; 16,176,502 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security
See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — 99.2%
CONSUMER DISCRETIONARY — 17.2%
99 Cents Only Stores*	150,000	$2,832,000
Aeropostale, Inc.*	80,000	1,860,000
American Public Education, Inc.*	115,383	3,791,485
Buckle, Inc.	122,625	3,254,468
Cato Corp. - Class A	65,000	1,739,400
Cracker Barrel Old Country Store, Inc.	85,000	4,314,600
Finish Line, Inc. - Class A	469,000	6,523,790
Jo-Ann Stores, Inc.*	109,707	4,887,447
Jos. A. Bank Clothiers, Inc.*	82,500	3,515,325
Maidenform Brands, Inc.*	179,000	5,164,150
Monro Muffler Brake, Inc.	140,000	6,455,400
Sotheby's	82,000	3,019,240
Steven Madden Ltd.*	144,000	5,912,640
Ulta Salon Cosmetics & Fragrance, Inc.*	130,000	3,796,000
Valassis Communications, Inc.*	130,000	4,405,700
		61,471,645
CONSUMER STAPLES — 1.0%
Boston Beer Co., Inc.*	20,000	1,337,400
WD-40 Co.	60,000	2,281,200
		3,618,600
ENERGY — 5.2%
Brigham Exploration Co.*	199,200	3,735,000
Dril-Quip, Inc.*	30,000	1,863,300
Lufkin Industries, Inc.	63,000	2,765,700
Oceaneering International, Inc.*	55,000	2,962,300
SM Energy, Co.	110,000	4,120,600
Unit Corp.*	90,000	3,356,100
		18,803,000
FINANCIALS — 12.1%
Fulton Financial Corp.	410,000	3,714,600
Mid-America Apartment Communities, Inc. REIT	61,300	3,572,564
National Financial Partners Corp.*	260,000	3,294,200
National Health Investors, Inc. REIT	82,000	3,612,920
NewAlliance Bancshares, Inc.	270,000	3,407,400
Portfolio Recovery Associates, Inc.*	79,270	5,124,805
Prosperity Bancshares, Inc.	116,000	3,766,520
Signature Bank*	125,000	4,855,000
SPDR KBW Regional Banking ETF	78,700	1,803,017
SVB Financial Group*	132,000	5,586,240
Waddell & Reed Financial, Inc. - Class A	173,000	4,733,280
		43,470,546
HEALTH CARE — 12.2%
Amedisys, Inc.*	56,000	1,332,800
AMERIGROUP Corp.*	207,000	8,791,290
Catalyst Health Solutions, Inc.*	163,000	5,739,230
Endo Pharmaceuticals Holdings, Inc.*	59,000	1,961,160
Gentiva Health Services, Inc.*	287,287	6,277,221
ICU Medical, Inc.*	78,913	2,942,666
Magellan Health Services, Inc.*	139,100	6,571,084
Merit Medical Systems, Inc.*	177,650	2,822,858
Quality Systems, Inc.	35,000	2,320,850
Sirona Dental Systems, Inc.*	90,000	3,243,600
Thoratec Corp.*	46,000	1,701,080
		43,703,839
INDUSTRIALS — 16.4%
Acuity Brands, Inc.	65,000	2,875,600
American Science & Engineering, Inc.	57,000	4,198,050
Consolidated Graphics, Inc.*	42,000	1,740,900
Crane Co.	69,000	2,617,860
EMCOR Group, Inc.*	80,000	1,967,200
Genesee & Wyoming, Inc.*	75,000	3,254,250
GrafTech International Ltd.*	135,000	2,110,050
Greenbrier Cos., Inc.*	235,000	3,663,650
Hexcel Corp.*	205,000	3,646,950
HUB Group, Inc. - Class A*	100,000	2,926,000
Lincoln Electric Holdings, Inc.	55,000	3,180,100
Middleby Corp.*	79,000	5,007,810
Trinity Industries, Inc.	150,000	3,340,500
Triumph Group, Inc.	85,000	6,340,150
United Stationers, Inc.*	70,000	3,745,700
WESCO International, Inc.*	140,000	5,500,600
Woodward Governor Co.	83,000	2,690,860
		58,806,230
INFORMATION TECHNOLOGY — 27.3%
Atheros Communications, Inc.*	140,000	3,689,000
Blue Coat Systems, Inc.*	70,000	1,684,200
Cabot Microelectronics Corp.*	40,657	1,308,342
Cirrus Logic, Inc.*	380,000	6,779,200
Cree, Inc.*	20,600	1,118,374
Cymer, Inc.*	75,200	2,788,416
DG FastChannel, Inc.*	150,000	3,262,500
Diodes, Inc.*	65,000	1,110,850
j2 Global Communications, Inc.*	110,000	2,616,900
Jack Henry & Associates, Inc.	231,000	5,890,500
Lawson Software, Inc.*	400,000	3,388,000
Netgear, Inc.*	100,000	2,701,000
Netlogic Microsystems, Inc.*	50,000	1,379,000
Omnivision Technologies, Inc.*	449,000	10,344,960
Park Electrochemical Corp.	167,500	4,411,950
Plantronics, Inc.	90,000	3,040,200
Plexus Corp.*	170,000	4,989,500
Progress Software Corp.*	65,000	2,151,500
Quest Software, Inc.*	220,000	5,409,800
SciQuest, Inc.*	17,900	216,232
Semtech Corp.*	125,000	2,523,750
Skyworks Solutions, Inc.*	461,500	9,543,820
Stratasys, Inc.*	64,545	1,789,188
TIBCO Software, Inc.*	185,000	3,281,900
Valueclick, Inc.*	300,000	3,924,000
Viasat, Inc.*	135,000	5,549,850
Websense, Inc.*	160,000	2,838,400
		97,731,332
MATERIALS — 5.7%
Allegheny Technologies, Inc.	65,000	3,019,250
Rock-Tenn Co. - Class A	85,000	4,233,850
Royal Gold, Inc.	81,000	4,037,040
Schweitzer-Mauduit International, Inc.	65,000	3,790,150
Stepan Co.	90,000	5,319,900
		20,400,190
UTILITIES — 2.1%
South Jersey Industries, Inc.	100,910	4,992,018
Westar Energy, Inc.	109,000	2,641,070
		7,633,088

TOTAL COMMON STOCKS (Cost $325,514,588) — 99.2%		355,638,470

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
U.S. GOVERNMENT AND AGENCIES
Federal Home Loan Bank 0.010%, 10/01/10	$2,184,000	2,184,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,184,000) — 0.6%		2,184,000

TOTAL INVESTMENTS (Cost $327,698,588) — 99.8%		357,822,470

Other assets less liabilities — 0.2%		608,978

TOTAL NET ASSETS — 100.0%		$358,431,448
(equivalent to $13.12 per share; unlimited shares of $1.00 par value capital shares authorized; 27,316,959 shares outstanding)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
* Non-income producing security
See accompanying Notes to Schedules of Investments.

SCOUT TRENDSTAR SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 10.6%
American Public Education, Inc.*	3,100	$101,866
Callaway Golf Co.	19,700	137,900
Chico's FAS, Inc.	15,500	163,060
Cracker Barrel Old Country Store, Inc.	4,100	208,116
Gymboree Corp.*	3,400	141,236
Jos. A. Bank Clothiers, Inc.*	6,600	281,226
Penn National Gaming, Inc.*	4,900	145,089
Steiner Leisure Ltd.*	6,100	232,410
		1,410,903
CONSUMER STAPLES — 2.1%
Alberto-Culver Co.	4,600	173,190
Ralcorp Holdings, Inc.*	1,900	111,112
		284,302
ENERGY — 4.2%
Cameco Corp.	5,600	155,288
Swift Energy Co.*	5,600	157,248
Unit Corp.*	6,700	249,843
		562,379
FINANCIALS — 9.5%
Boston Private Financial Holdings, Inc.	23,293	152,336
Federated Investors, Inc. - Class B	12,600	286,776
Janus Capital Group, Inc.	14,000	153,300
Mid-America Apartment Communities, Inc. REIT	600	34,968
National Health Investors, Inc. REIT	800	35,248
SEI Investments Co.	12,100	246,114
SPDR KBW Regional Banking ETF	5,900	135,169
Waddell & Reed Financial, Inc. - Class A	8,200	224,352
		1,268,263
HEALTH CARE — 20.3%
Amedisys, Inc.*	3,400	80,920
AMERIGROUP Corp.*	8,239	349,910
Amsurg Corp.*	17,115	299,170
Bio-Reference Labs, Inc.*	19,732	411,610
Catalyst Health Solutions, Inc.*	5,900	207,739
Centene Corp.*	12,100	285,439
Dionex Corp.*	2,000	172,880
Gentiva Health Services, Inc.*	9,749	213,016
ICU Medical, Inc.*	6,832	254,765
Illumina, Inc.*	2,900	142,680
Life Technologies Corp.*	2,900	135,401
Zoll Medical Corp.*	5,000	161,350
		2,714,880
INDUSTRIALS — 10.3%
Acuity Brands, Inc.	6,500	287,560
Forward Air Corp.	14,332	372,632
General Cable Corp.*	9,100	246,792
Orbital Sciences Corp.*	8,380	128,214
Shaw Group, Inc.*	4,200	140,952
Towers Watson & Co. - Class A	3,900	191,802
		1,367,952
INFORMATION TECHNOLOGY — 42.3%
Akamai Technologies, Inc.*	5,000	250,900
Black Box Corp.	9,421	302,037
Cabot Microelectronics Corp.*	10,309	331,744
CACI International, Inc. - Class A*	5,300	239,878
Cree, Inc.*	8,650	469,608
Cymer, Inc.*	7,400	274,392
Daktronics, Inc.	38,500	378,070
Diodes, Inc.*	11,200	191,408
FARO Technologies, Inc.*	6,800	148,308
Global Payments, Inc.	6,000	257,340
Intersil Corp. - Class A	12,900	150,801
IXYS Corp.*	32,120	306,746
Jack Henry & Associates, Inc.	11,600	295,800
Microsemi Corp.*	18,100	310,415
National Instruments Corp.	9,219	301,093
Novellus Systems, Inc.*	8,800	233,904
Plexus Corp.*	4,400	129,140
Quest Software, Inc.*	10,200	250,818
SciQuest, Inc.*	340	4,107
Supertex, Inc.*	5,400	119,448
Varian Semiconductor Equipment Associates, Inc.*	13,056	375,752
Veeco Instruments, Inc.*	5,700	198,759
Websense, Inc.*	7,100	125,954
		5,646,422
TOTAL COMMON STOCKS (Cost $12,068,000) — 99.3%		13,255,101

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
U.S. GOVERNMENT AND AGENCIES — 0.5%
Federal Home Loan Bank 0.010%, 10/01/10	$58,000	58,000

TOTAL SHORT-TERM INVESTMENTS (Cost $58,000) — 0.5%		58,000

TOTAL INVESTMENTS (Cost $12,126,000) — 99.8%		13,313,101

Other assets less liabilities — 0.2%		32,366

TOTAL NET ASSETS — 100.0%		$13,345,467
(equivalent to $7.72 per share; unlimited shares of $1.00 par value capital shares authorized; 1,729,720 shares outstanding)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
* Non-income producing security
See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — 93.1%
AUSTRALIA — 4.6%
Australia & New Zealand Banking Group Ltd.[1]	4,375,779	$100,380,370
BHP Billiton Ltd.[1]	1,212,560	92,542,579
CSL Ltd.	2,124,706	67,872,467
Woodside Petroleum Ltd.[1]	992,802	41,955,813
		302,751,229
BRAZIL — 4.7%
Cia de Bebidas das Americas[1]	1,036,247	128,266,654
Empresa Brasileira de Aeronautica S.A.[1]	1,609,132	45,683,257
Petroleo Brasileiro S.A.[1]	1,758,297	63,773,432
Vale S.A.[1]	2,259,982	70,669,637
		308,392,980
CANADA — 6.0%
Cameco Corp.	1,592,704	44,165,682
Enbridge, Inc.	167,547	8,775,496
Enbridge, Inc.	1,431,098	74,846,426
Imperial Oil Ltd.	1,401,100	52,989,602
Royal Bank of Canada	1,776,910	92,630,318
Toronto-Dominion Bank	1,691,501	122,227,862
		395,635,386
CHILE — 0.9%
Sociedad Quimica y Minera de Chile S.A.[1]	1,183,960	57,114,230

FINLAND — 1.7%
Sampo Oyj - A Shares	4,124,588	111,388,729

FRANCE — 5.8%
Air Liquide S.A.[1]	2,394,787	58,600,438
AXA S.A.[1]	3,370,035	58,571,208
Dassault Systemes S.A.	1,044,608	76,842,500
Groupe Danone	720,435	43,091,155
LVMH Moet Hennessy Louis Vuitton S.A.	638,021	93,588,706
Total S.A.[1]	906,478	46,774,265
		377,468,272
GERMANY — 8.7%
Adidas A.G.[1]	2,393,831	74,017,255
Allianz S.E.[1]	7,073,551	79,931,126
Bayer A.G.[1]	619,712	43,175,335
Bayerische Motoren Werke A.G.[1]	1,670,987	39,101,096
Fresenius Medical Care A.G. & Co. KGaA[1]	1,130,216	69,779,536
Henkel A.G. & Co. KGaA[1]	1,199,278	64,521,156
Muenchener Rueckversicherungs A.G.[1]	4,212,120	58,169,377
SAP A.G.[1]	1,204,477	59,392,761
Siemens A.G.[1]	794,170	83,705,518
		571,793,160
GREECE — 1.5%
Coca Cola Hellenic Bottling Co., S.A.	3,625,719	95,692,014

HONG KONG — 0.7%
CLP Holdings Ltd.[1]	5,797,642	46,439,112

HUNGARY — 1.2%
Magyar Telekom Telecommunications PLC[1]	567,509	9,256,072
MOL Hungarian Oil and Gas NyRt.*[1]	1,297,796	68,220,593
		77,476,665
INDIA — 1.5%
Infosys Technologies Ltd.[1]	1,449,092	97,538,383

IRELAND — 1.0%
Ryanair Holdings PLC[1]	2,018,091	62,177,384

ISRAEL — 1.3%
Teva Pharmaceutical Industries Ltd.[1]	1,610,540	84,955,985

ITALY — 2.0%
Luxottica Group S.p.A.[1]	2,181,954	59,523,705
Saipem S.p.A.	1,834,028	73,457,129
		132,980,834
JAPAN — 13.4%
Asahi Breweries Ltd.	2,860,980	57,233,308
Canon, Inc.[1]	1,900,612	88,796,593
Fanuc Ltd.	828,340	105,477,410
Honda Motor Co., Ltd.[1]	1,901,665	67,680,257
Japan Tobacco, Inc.	15,396	51,252,377
Komatsu Ltd.[1]	4,284,960	100,396,613
Kubota Corp.[1]	1,563,903	72,049,011
Kyocera Corp.[1]	657,485	62,599,147
Nidec Corp.[1]	3,779,815	84,100,884
Nitto Denko Corp.	1,616,639	63,228,634
NTT DoCoMo, Inc.[1]	2,360,377	39,465,503
Terumo Corp.	1,550,826	82,297,067
		874,576,804
LUXEMBOURG — 1.1%
Millicom International Cellular S.A.	736,586	70,675,427

MEXICO — 2.0%
Grupo Televisa S.A.[1]	3,608,003	68,263,417
Wal-Mart de Mexico S.A.B. de C.V.[1]	2,501,524	63,088,435
		131,351,852
NETHERLANDS — 0.6%
Koninklijke Ahold N.V.[1]	2,986,980	40,115,141

SINGAPORE — 1.8%
United Overseas Bank Ltd.[1]	4,112,721	114,703,789

SOUTH KOREA — 1.7%
POSCO[1]	611,015	69,643,490
Shinsegae Co., Ltd.	75,033	39,548,198
		109,191,688
SPAIN — 3.5%
Banco Bilbao Vizcaya Argentaria S.A.[1]	3,975,191	53,585,575
Inditex S.A.	1,306,998	103,823,614
Telefonica S.A.[1]	949,229	70,385,330
		227,794,519
SWEDEN — 5.9%
Hennes & Mauritz A.B. - B Shares	3,003,368	108,766,181
Sandvik A.B.[1]	5,304,131	81,736,659
SKF A.B.[1]	3,691,365	85,159,791
Svenska Cellulosa A.B. - B Shares	2,950,310	44,865,144
Telefonaktiebolaget LM Ericsson[1]	6,258,532	68,656,096
		389,183,871
SWITZERLAND — 5.9%
ABB Ltd.*[1]	4,270,898	90,201,366
Adecco S.A.[1]	2,188,305	57,311,708
Givaudan S.A.	62,091	63,440,049
Nestle S.A.[1]	1,251,755	66,881,269
Roche Holding A.G.[1]	1,460,871	49,859,527
Sonova Holding A.G.	476,202	58,153,198
		385,847,117
TAIWAN — 1.7%
HON HAI Precision Industry Co., Ltd.	11,257,343	42,339,126
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	6,788,030	68,830,624
		111,169,750
UNITED KINGDOM — 11.2%
Barclays PLC[1]	2,302,036	43,393,379
BG Group PLC[1]	815,507	72,098,974
British American Tobacco PLC[1]	860,696	64,302,598
GlaxoSmithKline PLC[1]	940,926	37,185,396
HSBC Holdings PLC[1]	1,852,555	93,720,758
Prudential PLC[1]	5,443,574	108,599,301
Reckitt Benckiser Group PLC	1,057,326	58,149,774
Sage Group PLC	19,397,512	84,192,601
Standard Chartered PLC	2,478,911	71,106,404
Tesco PLC[1]	2,710,422	54,615,003
Vodafone Group PLC[1]	1,888,962	46,865,147
		734,229,335
UNITED STATES — 2.7%
Aflac, Inc.	2,145,127	110,924,517
Mettler-Toledo International, Inc.*	553,261	68,847,799
		179,772,316

TOTAL COMMON STOCKS (Cost $4,841,022,094) — 93.1%		6,090,415,972

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.4%
U.S. GOVERNMENT AND AGENCIES
Federal Agricultural Mortgage Corporation 0.010%, 10/01/10	$172,827,000	172,827,000
Federal Farm Credit Bank
0.010%, 10/01/10	48,866,000	48,866,000
0.030%, 10/05/10	12,658,000	12,657,958
Federal Home Loan Bank 0.010%, 10/01/10	186,644,000	186,644,000

TOTAL SHORT-TERM INVESTMENTS (Cost $420,994,958) — 6.4%		420,994,958

TOTAL INVESTMENTS (Cost $5,262,017,052) — 99.5%		6,511,410,930

Other assets less liabilities — 0.5%		29,920,640

TOTAL NET ASSETS — 100.0%		$6,541,331,570
(equivalent to $30.43 per share; unlimited shares of $1.00 par value capital shares authorized; 214,947,791 shares outstanding)

PLC - Public Limited Company
* Non-income producing security
[1] ADR - American Depositary Receipt
See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — 93.7%
AUSTRALIA — 2.4%
Ansell Ltd.	19,830	$255,875
Mount Gibson Iron Ltd.*	258,800	437,749
		693,624
BELGIUM — 1.0%
Colruyt S.A.	1,050	277,551

BRAZIL — 1.4%
Empresa Brasileira de Aeronautica S.A.[1]	14,180	402,570

CANADA — 4.3%
Agnico-Eagle Mines Ltd.	2,270	161,238
Canadian Pacific Railway Ltd.	6,320	385,078
Home Capital Group, Inc.	9,300	402,135
Shoppers Drug Mart Corp.	7,500	291,501
		1,239,952
CHILE — 4.5%
Banco Santander Chile[1]	8,190	790,744
Empresa Nacional de Electricidad S.A.[1]	3,110	168,033
Vina Concha y Toro S.A.[1]	6,730	322,502
		1,281,279
FINLAND — 1.8%
Sampo Oyj - A Shares	19,630	530,128

FRANCE — 6.8%
Cie Generale d'Optique Essilor International S.A.	4,200	288,974
Dassault Systemes S.A.[1]	5,700	417,867
Gemalto N.V.	8,050	330,378
Neopost S.A.	4,700	349,774
SEB S.A.	4,950	424,725
Technip S.A.[1]	1,680	135,576
		1,947,294
GERMANY — 8.2%
Adidas A.G.[1]	12,650	391,138
Fresenius S.E.	3,500	282,418
Fuchs Petrolub A.G.	675	71,315
Morphosys A.G.*	8,500	192,123
Pfeiffer Vacuum Technology A.G.	4,150	395,968
Rational A.G.	1,780	375,272
Tognum A.G.	14,370	320,295
Wirecard A.G.	24,000	327,181
		2,355,710
GREECE — 1.0%
Coca Cola Hellenic Bottling Co., S.A.[1]	11,200	291,200

HONG KONG — 2.6%
Wing Hang Bank Ltd.[1]	31,140	746,491

HUNGARY — 1.0%
MOL Hungarian Oil and Gas NyRt.*1	5,720	300,680

IRELAND — 4.7%
Irish Life & Permanent PLC*	89,250	169,121
Ryanair Holdings PLC[1]	22,200	683,982
Willis Group Holdings Ltd.	15,790	486,648
		1,339,751
ISRAEL — 0.4%
Israel Chemicals Ltd.	7,850	110,733

ITALY — 2.3%
Finmeccanica S.p.A.	22,600	268,505
Luxottica Group S.p.A.[1]	14,700	401,016
		669,521
JAPAN — 16.1%
Amada Co., Ltd.	38,600	264,485
Asahi Breweries Ltd.	17,490	349,884
Japan Smaller Capitalization Fund, Inc. CEF	60,000	487,800
Nidec Corp.[1]	27,000	600,750
Pigeon Corp.	8,500	270,232
SECOM Co., Ltd.	6,740	304,382
SMC Corp.	3,900	514,363
SPDR Russell/Nomura Small Cap Japan ETF	10,000	395,900
Suzuki Motor Corp.	15,300	321,835
Sysmex Corp.	5,560	385,630
Taiyo Nippon Sanso Corp.	13,290	113,032
Toshiba Machine Co., Ltd.	96,700	333,608
Yamada Denki Co., Ltd.	4,450	276,126
		4,618,027
LUXEMBOURG — 0.8%
Millicom International Cellular S.A.	2,300	220,685

NETHERLANDS — 2.9%
Koninklijke Vopak N.V.	12,000	572,730
Randstad Holding N.V.*	5,600	254,410
		827,140
POLAND — 0.6%
Central European Distribution Corp.*	8,390	187,265

PORTUGAL — 1.0%
Galp Energia SGPS S.A.	17,330	299,095

SINGAPORE — 3.1%
Flextronics International Ltd.*	51,700	312,268
United Overseas Bank Ltd.[1]	20,587	574,171
		886,439
SOUTH AFRICA — 1.2%
Naspers Ltd. - N Shares	6,940	339,321

SOUTH KOREA — 3.1%
Hyundai Steel Co.	2,550	261,653
LG Household & Health Care Ltd.	1,020	376,602
Yuhan Corp.	1,600	260,294
		898,549
SWEDEN — 1.4%
Svenska Cellulosa A.B.[1]	25,950	394,700

SWITZERLAND — 10.4%
Acino Holding A.G.	1,650	162,876
Givaudan S.A.	500	510,863
Lindt & Spruengli A.G.	12	335,216
Schindler Holding A.G.	4,350	466,585
SGS S.A.[1]	32,930	532,478
Swiss Life Holding A.G.*	2,800	318,852
Temenos Group A.G.*	14,800	453,346
Vetropack Holding A.G.	130	211,673
		2,991,889
TAIWAN — 0.5%
Siliconware Precision Industries Co.[1]	25,660	139,334

UNITED KINGDOM — 8.2%
AMEC PLC	22,930	355,163
Capita Group PLC	33,070	408,323
Informa PLC	60,830	400,290
Marks & Spencer Group PLC	31,730	384,250
Premier Oil PLC*	15,540	403,770
Sage Group PLC	22,850	400,332
		2,352,128
UNITED STATES — 2.0%
Mettler-Toledo International, Inc.*	2,640	328,522
NII Holdings, Inc.*	5,700	234,270
		562,792

TOTAL COMMON STOCKS (Cost $23,315,235) — 93.7%		26,903,848

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.4%
U.S. GOVERNMENT AND AGENCIES
Federal Home Loan Bank 0.010%, 10/01/10	$1,545,000	1,545,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,545,000) — 5.4%		1,545,000

TOTAL INVESTMENTS (Cost $24,860,235) — 99.1%		28,448,848

Other assets less liabilities — 0.9%		253,732

TOTAL NET ASSETS — 100.0%		$28,702,580

(equivalent to $9.05 per share; unlimited shares of $1.00 par value capital shares authorized; 3,170,541 shares outstanding)

CEF - Closed End Fund
ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producing security
1 ADR - American Depositary Receipt
See accompanying Notes to Schedules of Investments.

SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Principal Amount	Value
COMMERCIAL PAPER — 0.2%
Northern Illinois Gas Co. 0.200%, 10/01/10	$221,000	$221,000

TOTAL COMMERCIAL PAPER (Cost $221,000) — 0.2%		221,000

CORPORATE BONDS — 41.0%
Alabama Power Co. 5.800%, 11/15/13[1]	1,000,000	1,137,971
Anheuser-Busch Cos., Inc. 4.700%, 04/15/12[1]	1,000,000	1,055,944
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 03/26/13[1,2]	700,000	718,613
AT&T, Inc. 5.100%, 09/15/14[1]	490,000	550,662
Bank of New York Mellon Corp. 4.500%, 04/01/13	1,000,000	1,086,198
Bank of Nova Scotia 3.400%, 01/22/15[3]	1,500,000	1,603,800
Berkshire Hathaway, Inc. 2.125%, 02/11/13[1]	2,000,000	2,062,250
BHP Billiton Finance USA Ltd. 5.500%, 04/01/14[3,4]	1,500,000	1,689,217
BP Capital Markets PLC 3.625%, 05/08/14[1]	2,000,000	2,070,662
Cisco Systems, Inc. 5.250%, 02/22/11[1]	1,000,000	1,018,347
CME Group, Inc. 5.400%, 08/01/13[1]	1,000,000	1,119,289
DIRECTV Holdings, LLC 3.550%, 03/15/15[1]	2,000,000	2,078,216
Duke Energy Carolinas, LLC 5.750%, 11/15/13[1]	1,650,000	1,877,857
General Dynamics Corp. 1.800%, 07/15/11[1]	250,000	252,973
General Electric Capital Corp. 6.875%, 11/15/10	1,500,000	1,504,768
Hewlett-Packard Co. 4.500%, 03/01/13[1]	2,000,000	2,165,780
Home Depot, Inc.
5.200%, 03/01/11[1]	1,000,000	1,018,869
5.250%, 12/16/13[1]	655,000	731,393
HSBC Bank PLC 1.625%, 08/12/13[2,3]	1,500,000	1,506,873
International Business Machines Corp.
7.500%, 06/15/13	500,000	586,313
6.500%, 10/15/13[1]	2,000,000	2,326,488
John Deere Capital Corp.
5.350%, 01/17/12	500,000	529,171
5.250%, 10/01/12	1,000,000	1,087,508
JPMorgan Chase & Co. 4.650%, 06/01/14	2,500,000	2,738,810
Kellogg Co. 4.250%, 03/06/13[1]	1,000,000	1,073,121
Kraft Foods, Inc. 4.125%, 02/09/16	1,500,000	1,624,504
Kroger Co. 3.900%, 10/01/15[1]	500,000	543,264
Morgan Stanley 6.000%, 05/13/14	1,000,000	1,098,746
Niagara Mohawk Power Corp. 3.553%, 10/01/14[1,2]	1,500,000	1,584,038
Novartis Capital Corp. 1.900%, 04/24/13[1]	500,000	513,575
Praxair, Inc. 1.750%, 11/15/12[1]	500,000	509,989
Procter & Gamble International Funding SCA 1.350%, 08/26/11[1,3]	1,000,000	1,008,708
Roche Holdings, Inc. 5.000%, 03/01/14[1,2]	2,000,000	2,237,892
Thermo Fisher Scientific, Inc. 2.150%, 12/28/12[1]	1,500,000	1,529,960
Toronto-Dominion Bank 2.200%, 07/29/15[2,3]	1,200,000	1,217,479
Tyco International Finance S.A. 3.375%, 10/15/15[1,3]	1,000,000	1,056,512
U.S. Bancorp 4.200%, 05/15/14	1,500,000	1,645,159
Verizon Virginia, Inc. 4.625%, 03/15/13[1]	3,000,000	3,215,703
Wells Fargo & Co.
3.750%, 10/01/14	1,000,000	1,060,619
3.625%, 04/15/15	1,000,000	1,061,467

TOTAL CORPORATE BONDS (Cost $50,241,799) — 41.0%		53,498,708

U.S. GOVERNMENT AND AGENCIES — 58.2%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 4.8%
Bank of America Corp. 3.125%, 06/15/12[5]	3,000,000	3,127,281
John Deere Capital Corp. 2.875%, 06/19/12[5]	1,500,000	1,559,749
Wells Fargo & Co. 2.125%, 06/15/12[5]	1,500,000	1,542,252
		6,229,282
FEDERAL FARM CREDIT BANK — 0.8%
5.000%, 09/04/13	1,000,000	1,120,885

FEDERAL HOME LOAN BANK — 5.6%
1.625%, 07/27/11	2,000,000	2,021,494
4.500%, 11/15/12	2,000,000	2,165,526
3.750%, 06/14/13	1,000,000	1,079,153
1.250%, 07/26/13[1]	2,000,000	2,005,436
		7,271,609
FEDERAL HOME LOAN MORTGAGE CORPORATION — 5.4%
2.125%, 03/23/12	1,000,000	1,024,931
2.125%, 09/21/12	1,000,000	1,031,644
1.250%, 12/28/12[1]	2,000,000	2,003,168
1.875%, 03/08/13[1]	2,000,000	2,010,722
1.750%, 09/10/15	1,000,000	1,011,090
		7,081,555
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.2%
5.375%, 11/15/11	1,300,000	1,373,208
1.250%, 04/27/12[1]	2,000,000	2,001,268
0.800%, 08/16/12[1]	1,000,000	1,000,941
1.000%, 11/19/12[1]	2,500,000	2,501,817
2.000%, 04/19/13[1]	2,000,000	2,026,040
1.250%, 07/29/13[1]	3,000,000	3,011,898
1.300%, 08/09/13[1]	1,500,000	1,503,530
3.250%, 11/17/14[1]	2,000,000	2,007,248
2.375%, 07/28/15	3,000,000	3,120,552
		18,546,502
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 8.1%
6.500%, 10/15/11	1,418	1,432
6.000%, 02/20/13	4,052	4,269
6.000%, 03/15/13	1,278	1,386
6.000%, 06/15/13	2,980	3,233
5.500%, 04/20/16	79,573	85,543
7.000%, 07/20/16	13,599	14,637
6.000%, 08/15/16	55,906	60,697
6.000%, 08/15/16	61,476	66,745
5.500%, 09/20/16	189,079	203,265
5.500%, 11/15/16	267,199	288,211
5.500%, 12/20/16	2,272	2,442
5.500%, 01/15/17	196,483	212,906
6.000%, 02/15/17	7,128	7,700
5.500%, 05/20/17	186,831	201,491
5.500%, 08/15/17	224,385	243,140
5.500%, 08/15/17	158,954	172,240
5.500%, 10/15/17	320,413	347,194
5.500%, 10/20/17	141,773	152,897
5.500%, 11/15/17	227,901	246,949
5.500%, 11/15/17	8,359	9,058
5.000%, 03/15/18	10,809	11,575
5.000%, 04/16/18[1]	783,943	856,114
5.000%, 04/20/18	570,792	607,154
5.500%, 07/20/18	234,790	253,544
4.500%, 08/15/18	5,648	6,033
5.500%, 10/20/18	166,009	179,270
5.000%, 11/15/18	5,887	6,304
5.500%, 06/20/19	302,323	326,343
5.000%, 09/15/19	7,482	7,994
5.500%, 10/20/19	177,301	191,388
5.500%, 11/20/19	401,448	433,345
5.297%, 11/16/35[1,4]	2,000,000	2,265,430
5.346%, 07/16/36[1,4]	2,700,000	3,067,019
		10,536,948
U.S. TREASURY SECURITIES — 19.3%
0.875%, 04/30/11	2,895,000	2,906,424
1.750%, 11/15/11	2,650,000	2,692,856
1.375%, 03/15/12	3,750,000	3,808,301
1.375%, 04/15/12	4,495,000	4,567,518
1.000%, 04/30/12	3,000,000	3,030,708
1.375%, 02/15/13	3,000,000	3,060,705
2.750%, 02/28/13	1,200,000	1,265,532
0.750%, 08/15/13	1,500,000	1,505,859
2.125%, 05/31/15	2,355,000	2,455,643
		25,293,546
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $73,989,883) — 58.2%		76,080,327

TOTAL INVESTMENTS (Cost $124,452,682) — 99.4%		129,800,035

Other assets less liabilities — 0.6%		847,172

TOTAL NET ASSETS — 100.0%		$130,647,207

(equivalent to $11.72 per share; unlimited shares of $1.00 par value capital shares authorized; 11,151,533 shares outstanding)

LLC - Limited Liability Company
PLC - Public Limited Company
[1] Callable
[2] 144A Restricted Security
[3] Foreign security denominated in U.S. Dollars
[4] Variable Rate Security (presented at the current rate as of September 30, 2010)
[5] Guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States
See accompanying Notes to Schedules of Investments.

SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AND AGENCIES — 100.0%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 2.0%
Bank of America N.A.
0.470%, 12/23/10[1,2]	$5,000,000	$5,003,018

FEDERAL AGRICULTURAL MORTGAGE CORPORATION — 6.3%
0.170%, 10/28/10	15,850,000	15,848,006

FEDERAL FARM CREDIT BANK — 15.5%
0.010%, 10/01/10	16,134,000	16,134,000
0.608%, 12/09/10[1]	215,000	215,179
0.608%, 01/04/11[1]	5,000,000	5,004,796
0.296%, 01/28/11[1]	5,000,000	5,001,847
0.678%, 02/09/11[1]	5,000,000	5,008,694
0.227%, 02/14/11[1]	1,800,000	1,800,414
0.746%, 03/24/11[1]	6,000,000	6,016,642
		39,181,572
FEDERAL HOME LOAN BANK — 16.0%
0.167%, 11/03/10	5,000,000	4,999,244
1.150%, 11/05/10	5,000,000	5,003,918
0.172%, 11/10/10	5,000,000	4,999,056
0.178%, 11/24/10	7,000,000	6,998,162
0.178%, 12/08/10	2,050,000	2,049,322
0.330%, 12/10/10	5,000,000	5,000,720
0.188%, 12/15/10	2,500,000	2,499,036
0.400%, 01/04/11	2,885,000	2,885,000
0.610%, 05/26/11[3]	3,000,000	3,001,386
0.310%, 07/22/11[1]	3,000,000	3,000,000
		40,435,844
FEDERAL HOME LOAN MORTGAGE CORPORATION — 27.7%
0.030%, 10/05/10	1,000,000	999,997
0.157%, 10/12/10	2,125,000	2,124,899
0.170%, 10/13/10	7,874,000	7,873,561
0.178%, 11/15/10	3,500,000	3,499,234
0.178%, 11/23/10	5,000,000	4,998,712
0.183%, 11/29/10	4,838,000	4,836,573
0.183%, 12/06/10	5,000,000	4,998,350
0.183%, 12/08/10	7,300,000	7,297,518
0.183%, 12/13/10	2,648,000	2,647,033
0.178%, 12/15/10	1,500,000	1,499,453
0.203%, 12/17/10	1,435,000	1,434,386
0.182%, 12/27/10	10,070,000	10,065,638
0.506%, 01/14/11[1]	5,000,000	5,000,913
0.238%, 01/18/11	2,500,000	2,498,221
0.525%, 01/28/11[1]	1,200,000	1,200,460
4.125%, 02/24/11[3]	1,000,000	1,014,506
0.362%, 03/09/11[1]	5,000,000	5,003,855
0.593%, 04/01/11[1]	3,000,000	3,003,850
		69,997,159
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 28.6%
0.020%, 10/01/10	24,100,000	24,100,000
0.015%, 10/04/10	1,430,000	1,429,998
2.875%, 10/12/10	9,500,000	9,507,342
0.051%, 10/13/10	7,500,000	7,499,875
0.166%, 10/20/10	11,519,000	11,518,006
0.122%, 10/25/10	1,200,000	1,199,904
0.178%, 11/03/10	5,300,000	5,299,148
0.172%, 11/15/10	3,706,000	3,705,213
0.183%, 12/20/10	3,022,000	3,020,791
0.183%, 12/22/10	5,000,000	4,997,950
		72,278,227

U.S. TREASURY SECURITY — 3.9%
0.151%, 01/13/11	10,000,000	9,995,703

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $252,739,529) — 100.0%		252,739,529

TOTAL INVESTMENTS (Cost $252,739,529) — 100.0%		252,739,529

Other assets less liabilities — 0.0%		120,366

TOTAL NET ASSETS — 100.0%		$252,859,895

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 252,890,848 shares outstanding)

[1] Variable Rate Security (presented at the current rate as of September 30, 2010)
[2] Guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States
[3] Callable
Valuation of securities is on the basis of amortized cost, which approximates market value.
See accompanying Notes to Schedules of Investments.

SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Principal Amount	Value
COMMERCIAL PAPER — 74.5%
Alaska Housing Finance Corp.
0.406%, 11/02/10	$7,000,000	$6,997,511
0.406%, 11/09/10	8,000,000	7,996,533
American Honda Finance Corp. 0.203%, 10/08/10	14,500,000	14,499,436
Archer-Daniels-Midland Co.
0.190%, 10/01/10[1]	7,250,000	7,250,000
0.203%, 10/14/10[1]	7,250,000	7,249,476
Bank of America Corp.
0.200%, 10/01/10	7,250,000	7,250,000
0.193%, 10/12/10	7,250,000	7,249,579
Bank of Nova Scotia
0.233%, 10/19/10	7,500,000	7,499,138
0.233%, 11/19/10	7,500,000	7,497,652
Basin Electric Power Cooperative, Inc.
0.243%, 10/13/10[1]	7,000,000	6,999,440
0.233%, 10/29/10[1]	7,250,000	7,248,703
BNP Paribas Finance, Inc.
0.223%, 10/04/10[2]	7,500,000	7,499,863
0.223%, 10/08/10[2]	7,500,000	7,499,679
Board of Trustees of The Leland Stanford Junior University 0.223%, 10/15/10	7,250,000	7,249,380
Brown University 0.254%, 10/08/10	4,000,000	3,999,806
Cargill, Inc.
0.213%, 10/12/10[1]	7,250,000	7,249,535
0.223%, 10/18/10[1]	7,250,000	7,249,247
County of St. Joseph 0.243%, 10/29/10	6,551,000	6,549,777
Dover Corp. 0.180%, 10/01/10[1]	4,265,000	4,265,000
Franklin Resources, Inc. 0.223%, 10/13/10[1]	7,500,000	7,499,450
General RE Corp. 0.243%, 12/02/10	7,000,000	6,997,107
Harvard University
0.223%, 10/05/10	10,029,000	10,028,755
0.213%, 11/04/10	3,754,000	3,753,255
Hewlett-Packard Co.
0.193%, 10/07/10[1]	7,250,000	7,249,770
0.193%, 10/13/10[1]	7,250,000	7,249,541
Illinois Tool Works, Inc.
0.193%, 10/12/10[1]	7,250,000	7,249,579
0.183%, 10/14/10[1]	7,000,000	6,999,545
JPMorgan Chase & Co. 0.233%, 11/22/10	7,250,000	7,247,591
Kreditanstalt fuer Wiederaufbau
0.233%, 11/23/10[1,2]	7,250,000	7,247,545
0.203%, 12/27/10[1,2]	7,250,000	7,246,496
Medtronic, Inc.
0.203%, 10/07/10[1]	7,250,000	7,249,758
0.213%, 10/19/10[1]	7,250,000	7,249,239
Merck & Co., Inc. 0.203%, 10/21/10[1]	2,500,000	2,499,722
Nebraska Public Power District 0.264%, 10/08/10	7,500,000	7,499,621
Northern Illinois Gas Co. 0.200%, 10/01/10	13,692,000	13,692,000
Northwest Natural Gas Co. 0.200%, 10/01/10	2,000,000	2,000,000
Novartis Finance Corp.
0.200%, 10/01/10[1]	4,735,000	4,735,000
0.193%, 10/04/10[1]	1,000,000	999,984
Praxair, Inc. 0.172%, 10/05/10	14,000,000	13,999,736
Roche Holdings, Inc.
0.203%, 11/02/10[1,2]	7,250,000	7,248,711
0.213%, 12/03/10[1,2]	7,250,000	7,247,336
Sigma-Aldrich Corp.
0.210%, 10/01/10[1]	7,500,000	7,500,000
0.213%, 10/06/10[1]	7,250,000	7,249,789
United Technologies Corp. 0.120%, 10/01/10[1]	14,000,000	14,000,000
Vanderbilt University
0.254%, 11/09/10	3,008,000	3,007,185
0.233%, 11/10/10	2,101,000	2,100,463
Wal-Mart Stores, Inc.
0.203%, 10/04/10[1]	7,250,000	7,249,879
0.203%, 11/01/10[1]	7,250,000	7,248,751
Yale University
0.233%, 10/08/10	2,000,000	1,999,911
0.213%, 11/05/10	5,000,000	4,998,979

TOTAL COMMERCIAL PAPER (Cost $347,844,453) — 74.5%		347,844,453

CORPORATE BONDS — 6.3%
Berkshire Hathaway Finance Corp.
4.200%, 12/15/10[3]	25,000	25,199
0.828%, 01/11/11[4]	7,500,000	7,507,800
John Deere Capital Corp. 1.225%, 01/18/11[4]	6,740,000	6,752,692
Wells Fargo & Co.
3.980%, 10/29/10	7,550,000	7,571,563
0.948%, 01/24/11[4]	7,500,000	7,509,033

TOTAL CORPORATE BONDS (Cost $29,366,287) — 6.3%		29,366,287

MUNICIPAL BOND — 1.5%
Iowa Finance Authority 0.260%, 01/01/39[3,4]	6,935,000	6,935,000

TOTAL MUNICIPAL BONDS (Cost $6,935,000) — 1.5%		6,935,000

U.S. GOVERNMENT AND AGENCIES — 17.7%
FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM — 0.9%
Bank of America N.A.
0.470%, 12/23/10[4,5]	4,100,000	4,102,540

FEDERAL FARM CREDIT BANK — 2.1%
0.296%, 01/28/11[4]	5,000,000	5,001,847
0.350%, 02/01/11	5,000,000	4,999,755
		10,001,602
FEDERAL HOME LOAN BANK — 3.6%
0.481%, 10/08/10[4]	3,800,000	3,800,116
0.400%, 01/04/11	5,765,000	5,765,000
0.310%, 07/22/11[4]	7,000,000	7,000,000
		16,565,116
FEDERAL HOME LOAN MORTGAGE CORPORATION — 3.8%
0.506%, 01/14/11[4]	5,000,000	5,000,924
0.362%, 03/09/11[4]	5,832,000	5,836,488
0.593%, 04/01/11[4]	7,000,000	7,009,009
		17,846,421
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 7.3%
0.020%, 10/01/10	34,060,000	34,060,000

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $82,575,679) — 17.7%		82,575,679

TOTAL INVESTMENTS (Cost $466,721,419) — 100.0%		466,721,419

Other assets less liabilities — 0.0%		87,147

TOTAL NET ASSETS — 100.0%		$466,808,566

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 466,891,339 shares outstanding)

[1] 144A Restricted Security
[2] Foreign security denominated in U.S. Dollars
[3] Callable
[4] Variable Rate Security (presented at the current rate as of September 30, 2010)
[5] Guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States
Valuation of securities is on the basis of amortized cost, which approximates market value.
See accompanying Notes to Schedules of Investments.

SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

	Principal Amount	Value
ALASKA — 4.0%
City of Valdez 0.240%, 10/01/25[1,2]	$5,500,000	$5,500,000

COLORADO — 8.7%
Colorado Housing & Finance Authority
0.280%, 04/01/20[1,2]	900,000	900,000
0.280%, 11/01/21[1,2]	1,000,000	1,000,000
0.280%, 10/01/30[1,2]	2,700,000	2,700,000
0.310%, 10/01/30[1,2]	3,180,000	3,180,000
Eagle County School District No. Re50J 4.000%, 12/01/10	1,250,000	1,257,068
Lower Colorado River Authority
0.280%, 10/13/10[3]	2,000,000	2,000,000
0.290%, 10/13/10[3]	1,000,000	1,000,000
		12,037,068
CONNECTICUT — 2.5%
Connecticut Housing Finance Authority 0.300%, 05/15/39[1,2]	3,400,000	3,400,000

DISTRICT OF COLUMBIA — 2.2%
District of Columbia
0.260%, 04/01/41[1,2]	1,000,000	1,000,000
0.240%, 04/01/42[1,2]	2,000,000	2,000,000
		3,000,000
FLORIDA — 8.7%
City of Jacksonville 0.270%, 10/01/32[1,2]	3,300,000	3,300,000
JEA Florida Electric System Revenue Bond
0.240%, 10/01/34[1,2]	2,400,000	2,400,000
0.250%, 10/01/38[1,2]	4,000,000	4,000,000
0.240%, 10/01/41[1,2]	2,300,000	2,300,000
		12,000,000
GEORGIA — 0.2%
City of Atlanta 4.000%, 12/01/10	225,000	226,274

ILLINOIS — 1.8%
State of Illinois 5.375%, 12/01/10[1]	1,400,000	1,411,942
Village of Schaumburg 0.310%, 12/01/13[1,2]	1,100,000	1,100,000
		2,511,942
KANSAS — 3.6%
Johnson County Unified School District No. 229 5.000%, 10/01/10	455,000	455,000
Johnson County Unified School District No. 512 - Shawnee Mission 4.000%, 10/01/10	200,000	200,000
Kansas State Department of Transportation 0.240%, 09/01/19[1,2]	3,900,000	3,900,000
Sedgwick County Unified School District No. 259 2.500%, 10/01/10	350,000	350,000
		4,905,000
MARYLAND — 2.6%
Maryland Health & Higher Educational Facilities Authority 0.240%, 10/07/10[3]	3,639,000	3,639,000

MASSACHUSETTS — 4.5%
Massachusetts Water Resources Authority
0.300%, 08/01/20[1,2]	1,650,000	1,650,000
0.250%, 08/01/29[1,2]	3,500,000	3,500,000
0.280%, 08/01/37[1,2]	1,000,000	1,000,000
		6,150,000
MINNESOTA — 3.5%
County of Hennepin 5.000%, 12/01/15[1]	200,000	201,504
Hennepin County 0.250%, 12/01/25[1,2]	4,630,000	4,630,000
		4,831,504
MISSOURI — 11.6%
City of Kansas City
4.000%, 12/01/10	765,000	769,250
5.800%, 12/01/18[1]	1,140,000	1,150,559
County of Platte 2.600%, 12/01/10	300,000	301,075
Kansas City Industrial Development Authority 0.330%, 04/01/27[1,2]	2,600,000	2,600,000
Missouri Development Finance Board 0.300%, 12/01/33[1,2]	5,000,000	5,000,000
Missouri State Health & Educational Facilities Authority
0.300%, 09/01/30[1,2]	2,500,000	2,500,000
0.300%, 09/01/30[1,2]	1,700,000	1,700,000
0.340%, 11/01/32[1,2]	1,100,000	1,100,000
0.270%, 02/15/33[1,2]	700,000	700,000
0.260%, 10/01/35[1,2]	100,000	100,000
		15,920,884
NEBRASKA — 4.4%
Douglas County School District No. 1 2.000%, 12/15/10	500,000	501,684
Lincoln Nebraska Electric System Revenue 0.260%, 10/18/10[3]	1,500,000	1,500,000
Omaha Public Power District 0.300%, 11/04/10[3]	4,000,000	4,000,000
		6,001,684
NEW HAMPSHIRE — 1.6%
County of Cheshire 4.250%, 10/01/10	750,000	750,000
New Hampshire Health & Education Facilities Authority 0.290%, 06/01/41[1,2]	1,500,000	1,500,000
		2,250,000
NEW YORK — 5.0%
City of New York
0.250%, 08/01/22[1,2]	1,000,000	1,000,000
0.270%, 08/01/27[1,2]	2,400,000	2,400,000
0.250%, 08/01/31[1,2]	1,725,000	1,725,000
0.270%, 03/01/34[1,2]	900,000	900,000
New York City Municipal Water Finance Authority 0.270%, 06/15/24[1,2]	850,000	850,000
		6,875,000
NORTH CAROLINA — 12.1%
Buncombe County
0.370%, 12/01/11[1,2]	1,700,000	1,700,000
0.370%, 12/01/15[1,2]	1,175,000	1,175,000
0.370%, 12/01/16[1,2]	820,000	820,000
0.370%, 12/01/18[1,2]	1,000,000	1,000,000
0.370%, 12/01/20[1,2]	1,385,000	1,385,000
County of Wake
0.250%, 04/01/19[1,2]	3,440,000	3,440,000
0.270%, 04/01/20[1,2]	900,000	900,000
New Hanover County 0.270%, 02/01/26[1,2]	1,000,000	1,000,000
State of North Carolina
0.230%, 05/01/21[1,2]	1,000,000	1,000,000
0.240%, 05/01/21[1,2]	3,810,000	3,810,000
0.300%, 05/01/21[1,2]	500,000	500,000
		16,730,000
RHODE ISLAND — 0.7%
Rhode Island Health & Educational Building Corp. 0.270%, 09/01/32[1,2]	1,000,000	1,000,000

SOUTH DAKOTA — 3.4%
South Dakota Housing Development Authority 0.320%, 05/01/32[1,2]	4,700,000	4,700,000

TENNESSEE — 1.3%
County of Shelby
0.270%, 03/01/11[1,2]	200,000	200,000
0.310%, 04/01/30[1,2]	1,600,000	1,600,000
		1,800,000
TEXAS — 11.3%
Harris County 0.260%, 10/19/10[3]	5,000,000	5,000,000
San Antonio Water System 0.260%, 10/15/10[3]	3,000,000	3,000,000
State of Texas
5.000%, 10/01/10	500,000	500,000
5.000%, 10/01/10	500,000	500,000
Texas Public Finance Authority
0.260%, 10/18/10[3]	4,000,000	4,000,000
0.260%, 11/02/10[3]	1,500,000	1,500,000
University of Texas 0.220%, 10/12/10[3]	1,000,000	1,000,000
		15,500,000
UTAH — 0.9%
Taylorsville-Bennion Improvement District 2.000%, 12/15/10	1,295,000	1,299,340

VIRGINIA — 2.7%
Virginia College Building Authority
0.280%, 02/01/26[1,2]	1,500,000	1,500,000
0.280%, 02/01/26[1,2]	2,200,000	2,200,000
		3,700,000
WISCONSIN — 0.6%
Madison Area Technical College 1.000%, 03/01/11	850,000	851,904

TOTAL INVESTMENTS (Cost $134,829,600) — 97.9%		134,829,600

Other assets less liabilities — 2.1%		2,960,906

TOTAL NET ASSETS — 100.0%		$137,790,506

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 137,872,506 shares outstanding)

[1] Callable
[2] Variable Rate Security (presented at the current rate as of September 30, 2010)
[3] Commercial Paper
Valuation of securities is on the basis of amortized cost, which approximates market value.
See accompanying Notes to Schedules of Investments.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout Stock Fund (“Stock”), Scout Mid Cap Fund (“Mid Cap”), Scout Small Cap Fund (“Small Cap”), Scout TrendStar Small Cap Fund (“TrendStar Small Cap”), Scout International Fund (“International”), Scout International Discovery Fund (“International Discovery”), Scout Bond Fund (“Bond”), Scout Money Market Fund – Federal Portfolio (“Money Market – Federal Portfolio”), Scout Money Market Fund – Prime Portfolio (“Money Market – Prime Portfolio”) and Scout Tax-Free Money Market Fund (“Tax-Free Money Market”), (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to October 2006, the Scout International Fund was known as the UMB Scout WorldWide Fund. Prior to June 2009, the Trust was known as UMB Scout Funds. On June 30, 2009, the TrendStar Small-Cap Fund series of TrendStar Investment Trust was reorganized into the Scout TrendStar Small Cap Fund, which commenced its operations on July 1, 2009 and is the successor to the TrendStar Small-Cap Fund.

The Funds’ investment objectives are as follows:

Fund	Investment Objective
Stock	Long-term growth of capital and income
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
TrendStar Small Cap	Long-term growth of capital
International	Long-term growth of capital and income
International Discovery	Long-term growth of capital
Bond	Maximum current income consistent with quality
and maturity standards
Money Market - Federal Portfolio	Maximum income consistent with safety of
principal and liquidity
Money Market - Prime Portfolio	Maximum income consistent with safety of
principal and liquidity
Tax-Free Money Market	Highest level of income exempt from federal
income tax consistent with quality and maturity
standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security listed on an exchange, except Nasdaq National Market® and Nasdaq SmallCap® securities, is valued at its last sales price on that exchange.   Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded.  If there are no sales, the security is valued at the mean between the last current closing bid and asked prices.  Nasdaq National Market® and Nasdaq SmallCap® securities are valued at the Nasdaq Official Closing Price.  An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.  Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.  Money market holdings are valued at amortized cost according to Rule 2a-7 of the Investment Company Act of 1940.

If the market price of a portfolio security is not readily available, or the valuation methods mentioned above do not reflect the security’s fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds’ advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).  The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the International and International Discovery Funds may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Dividend income and distributions to shareholders are recorded on ex-dividend dates.  Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;

▪      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Funds’ assets:

Stock:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$107,229,070	$-	$-	$107,229,070
U.S. Government and Agencies	-	1,617,000	-	1,617,000
Totals	$107,229,070	$1,617,000	$-	$108,846,070

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$185,857,186	$-	$-	$185,857,186
U.S. Government and Agencies	-	2,952,000	-	2,952,000
Totals	$185,857,186	$2,952,000	$-	$188,809,186

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$355,638,470	$-	$-	$355,638,470
U.S. Government and Agencies	-	2,184,000	-	2,184,000
Totals	$355,638,470	$2,184,000	$-	$357,822,470

TrendStar Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$13,255,101	$-	$-	$13,255,101
U.S. Government and Agencies	-	58,000	-	58,000
Totals	$13,255,101	$58,000	$-	$13,313,101

International:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$614,764,230	$-	$-	$614,764,230
Consumer Staples	826,757,084	-	-	826,757,084
Energy	478,836,818	68,220,593	-	547,057,411
Financials	1,219,332,714	-	-	1,219,332,714
Health Care	562,126,310	-	-	562,126,310
Industrials	867,999,600	-	-	867,999,600
Information Technology	649,187,830	-	-	649,187,830
Materials	520,104,201	-	-	520,104,201
Telecommunication Services	236,647,480	-	-	236,647,480
Utilities	46,439,112	-	-	46,439,112
U.S. Government and Agencies	-	420,994,958	-	420,994,958
Totals	$6,022,195,379	$489,215,551	$-	$6,511,410,930

International Discovery:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,938,702	$-	$-	$2,938,702
Consumer Staples	2,701,952	-	-	2,701,952
Energy	1,193,603	300,681	-	1,494,284
Financials	3,271,801	746,491	-	4,018,292
Health Care	2,156,712	-	-	2,156,712
Industrials	7,083,784	-	-	7,083,784
Information Technology	2,730,478	-	-	2,730,478
Materials	2,272,956	-	-	2,272,956
Miscellaneous	883,700	-	-	883,700
Telecommunication Services	454,955	-	-	454,955
Utilities	168,033	-	-	168,033
U.S. Government and Agencies	-	1,545,000	-	1,545,000
Totals	$25,856,676	$2,592,172	$-	$28,448,848

Bond:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$221,000	$-	$221,000
Corporate Debt	-	59,727,990	-	59,727,990
U.S. Government and Agencies	-	69,851,045	-	69,851,045
Totals	$-	$129,800,035	$-	$129,800,035

Money Market - Federal Portfolio:
Security Type	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$-	$252,739,529	$-	$252,739,529
Totals	$-	$252,739,529	$-	$252,739,529

Money Market - Prime Portfolio:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$347,844,453	$-	$347,844,453
Corporate Debt	-	33,468,826	-	33,468,826
Municipal Bonds	-	6,935,000	-	6,935,000
U.S. Government and Agencies	-	78,473,140	-	78,473,140
Totals	$-	$466,721,419	$-	$466,721,419

Tax-Free Money Market:
Security Type	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$26,639,000	$-	$26,639,000
Municipal Bonds	-	108,190,600	-	108,190,600
Totals	$-	$134,829,600	$-	$134,829,600

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

(b)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on September 30, 2010.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

(c)	Federal Income Taxes –

At September 30, 2010, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES
Stock	96,885,798	13,256,438	(1,296,166)	11,960,272
Mid Cap	173,104,997	18,384,569	(2,680,380)	15,704,189
Small Cap	329,550,758	41,457,649	(13,185,937)	28,271,712
TrendStar Small Cap	12,182,660	2,434,820	(1,304,379)	1,130,441
International	5,290,783,746	1,406,830,378	(186,036,130)	1,220,794,248
International Discovery	24,872,591	5,208,896	(1,630,359)	3,578,537
Bond	124,452,682	5,348,381	(1,028)	5,347,353
Money Market - Federal Portfolio	252,739,529	-	-	-
Money Market - Prime Portfolio	466,721,419	-	-	-
Tax-Free Money Market	134,829,600	-	-	-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(d)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(e)
Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

(f)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

(g)
Multiple Share Class – Money Market Funds – The Money Market - Federal Portfolio, Money Market - Prime Portfolio, and Tax-Free Money Market Funds each offer two classes of shares (Investor Class and Service Class). The Service Class shares are subject to a 0.50% distribution fee. The Investor Class shares have no distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ James L. Moffett
James L. Moffett
Principal Executive Officer
November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
James L. Moffett
Principal Executive Officer
November 24, 2010

/s/ C. Warren Green
C. Warren Green
Principal Financial Officer
November 24, 2010